INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 6,686	$ 4,896
Non-Current Assets	66,283	69,065
Total assets	72,969	73,961
Current Liabilities	8,377	8,661
Non-Current Liabilities	39,038	38,909
Total liabilities associated with assets held for sale	47,415	47,570
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	4,086	2,997
Non-Current Assets	66,937	49,972
Total assets	71,023	52,969
Current Liabilities	4,635	4,578
Non-Current Liabilities	37,481	27,153
Total liabilities associated with assets held for sale	42,116	31,731
Total Net Assets	28,907	21,238
Other Ownership Interests	23,582	16,513
Partnership’s Share	5,325	4,725
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	801	359
Non-Current Assets	22,050	5,723
Total assets	22,851	6,082
Current Liabilities	786	444
Non-Current Liabilities	12,724	3,738
Total liabilities associated with assets held for sale	13,510	4,182
Total Net Assets	9,341	1,900
Other Ownership Interests	8,454	1,670
Partnership’s Share	887	230
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,587	1,356
Non-Current Assets	22,305	24,437
Total assets	23,892	25,793
Current Liabilities	2,399	2,172
Non-Current Liabilities	12,096	13,044
Total liabilities associated with assets held for sale	14,495	15,216
Total Net Assets	9,397	10,577
Other Ownership Interests	7,472	8,260
Partnership’s Share	1,925	2,317
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	232	223
Non-Current Assets	6,279	6,275
Total assets	6,511	6,498
Current Liabilities	226	234
Non-Current Liabilities	4,067	4,087
Total liabilities associated with assets held for sale	4,293	4,321
Total Net Assets	2,218	2,177
Other Ownership Interests	1,160	1,125
Partnership’s Share	1,058	1,052
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,462	1,055
Non-Current Assets	15,811	13,393
Total assets	17,273	14,448
Current Liabilities	1,224	1,727
Non-Current Liabilities	8,594	6,284
Total liabilities associated with assets held for sale	9,818	8,011
Total Net Assets	7,455	6,437
Other Ownership Interests	6,158	5,350
Partnership’s Share	1,297	1,087
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	4	4
Non-Current Assets	492	144
Total assets	496	148
Current Liabilities	0	1
Non-Current Liabilities	0	0
Total liabilities associated with assets held for sale	0	1
Total Net Assets	496	147
Other Ownership Interests	338	108
Partnership’s Share	$ 158	39
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	38.00%
Loans and receivables	$ 375	$ 375
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	8.00%	11.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%
Bottom of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%
Bottom of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	20.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	49.00%
Top of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	38.00%
Top of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	40.00%	50.00%